NUVEEN MUNICIPAL BOND FUNDS

SUPPLEMENT DATED APRIL 1, 2010

Nuveen California Municipal Bond Fund

Nuveen California Insured Municipal Bond Fund

Nuveen California High Yield Municipal Bond Fund

Prospectus dated June 30, 2009, as supplemented
September 16, 2009

Nuveen Connecticut Municipal Bond Fund

Nuveen New Jersey Municipal Bond Fund

Nuveen New York Municipal Bond Fund

Nuveen New York Insured Municipal Bond Fund

Prospectus dated June 30, 2009, as supplemented
September 16, 2009

Nuveen Massachusetts Municipal Bond Fund

Nuveen Massachusetts Insured Municipal Bond Fund

Prospectus dated June 30, 2009, as supplemented
September 16, 2009

Nuveen High Yield Municipal Bond Fund

Nuveen All-American Municipal Bond Fund

Nuveen Insured Municipal Bond Fund

Nuveen Intermediate Duration Municipal Bond Fund

Nuveen Limited Term Municipal Bond Fund

Prospectus dated August 31, 2009, as supplemented
January 5, 2010

Nuveen Arizona Municipal Bond Fund

Nuveen Colorado Municipal Bond Fund

Nuveen New Mexico Municipal Bond Fund

Nuveen Maryland Municipal Bond Fund

Nuveen Pennsylvania Municipal Bond Fund

Nuveen Virginia Municipal Bond Fund

Nuveen Florida Preference Municipal Bond Fund

Prospectus dated September 30, 2009, as supplemented
February 12, 2010

Nuveen Georgia Municipal Bond Fund

Nuveen Louisiana Municipal Bond Fund

Nuveen North Carolina Municipal Bond Fund

Nuveen Tennessee Municipal Bond Fund

Prospectus dated September 30, 2009

Nuveen Kansas Municipal Bond Fund

Nuveen Kentucky Municipal Bond Fund

Nuveen Michigan Municipal Bond Fund

Nuveen Missouri Municipal Bond Fund

Nuveen Ohio Municipal Bond Fund

Nuveen Wisconsin Municipal Bond Fund

Prospectus dated September 30, 2009

The first paragraph of the section entitled “General Information—Dividends, Distributions and Taxes” in each prospectus is hereby replaced in its entirety with the following:

The funds declare tax-free dividends daily and pay such dividends monthly, usually on the first business day of the month. Your account will begin to accrue dividends on the business day after the day when the monies used to purchase your shares are collected by the transfer agent. Each fund seeks to pay monthly tax-exempt dividends at a level rate that reflects the past and projected net income of the fund. To help maintain more stable monthly distributions, the distribution paid by a fund for any particular monthly period may be more or less than the amount of net income actually earned by the fund during such period, and any such under- (or over-) distribution of income is reflected in the fund’s net asset value. This policy is designed to result in the distribution of substantially all of the funds’ net income over time. The funds declare and pay any taxable capital gains or other taxable distributions once a year at year end.

The section entitled “General Information—Buying or Selling Shares Close to a Record Date” in each prospectus is hereby replaced in its entirety with the following:

Buying fund shares shortly before the record date for a taxable income or capital gain distribution is commonly known as “buying the dividend.” The entire distribution may be taxable to you even though a portion of the distribution effectively represents a return of your purchase price.

PLEASE KEEP THIS WITH YOUR FUND’S

PROSPECTUS FOR FUTURE REFERENCE

MGN-MUNIP-0410P

NUVEEN MUNICIPAL BOND FUNDS

SUPPLEMENT DATED APRIL 1, 2010

Nuveen Municipal Trust Statement of Additional Information dated August 31, 2009, as supplemented October 31, 2009	Nuveen Multistate Trust III Statement of Additional Information dated September 30, 2009, as supplemented October 31, 2009

Nuveen Multistate Trust I Statement of Additional Information dated September 30, 2009, as supplemented October 31, 2009 and February 12, 2010	Nuveen Multistate Trust IV Statement of Additional Information dated September 30, 2009, as supplemented October 31, 2009

Nuveen Multistate Trust II Statement of Additional Information dated June 30, 2009, as supplemented September 16, 2009 and October 31, 2009

The fifteenth paragraph of the section entitled “Tax Matters—Federal Income Tax Matters” in each Statement of Additional Information is hereby deleted in its entirety.

PLEASE KEEP THIS WITH YOUR FUND’S

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

MGN-MUNIS-0410P